Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of consolidated balance sheet information related to leases

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	48,115	33,204	4,814
LIABILITIES
Operating lease liabilities, current	16,556	12,439	1,803
Operating lease liabilities, non-current	38,832	26,482	3,840
Total	55,388	38,921	5,643

Schedule of supplemental cash flow information related to leases

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Cash paid for amounts included in the measurement of lease liabilities	38,399	26,000	15,048	2,182
Right-of-use assets obtained in exchange for operating lease liabilities	28,444	43,855	5,642	818

Schedule of maturities of lease liabilities (excluding short-term leases)

	As of December 31,
	2021	2022
Weighted average remaining lease term(years)	6.81	8.08
Weighted average discount rate	5%	5%

As of December 31, 2022, maturities of lease liabilities (excluding lease payments of RMB356 for the leases with lease terms less than one year) are as follows:

As of December 31,
2022
RMB
2023	15,654
2024	6,361
2025	3,588
2026	3,576
2027 and thereafter	20,078
Total minimum lease payments	49,257
Less: interest	(10,336)
Present value of lease obligations	38,921